Prepayments and other current assets, net - Schedule of prepayments and other current assets, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Prepayments and other current assets, net
Value Added Tax ("VAT") recoverable	¥ 16,557		¥ 28,597
Income tax recoverable	3,033
Prepaid service fees and selling expenses	10,893		7,842
Prepayments to suppliers	7,940		2,700
Deferred charges	4,651		1,321
Deposits for rental	9,606		11,669
Interest receivable	111,146		446,528
Receivable from financial institution	6,162		1,511
Others	27,147		20,027
Prepayments and other current assets	197,135		520,195
Less: allowance for credit losses	(12,044)		(11,760)	¥ (18,102)
Prepayments and other current assets, net	¥ 185,091	$ 25,357	¥ 508,435